Intangible Assets (Summary Of Estimated Aggregate Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Intangible Assets [Abstract]
2012	$ 11.1
2013	11.1
2014	11.1
2015	11.1
2016	$ 11.1